Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES:
Net loss	$ (16,046)	$ (24,055)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	26,732	29,272
Vessel impairment losses	7,345	37,860
Non cash accrued interest income and amortization of deferred revenue	(6,303)	(6,208)
Non cash accrued interest income from receivable from affiliates	(141)	(132)
Amortization and write-off of deferred financing cost and discount	4,633	3,631
Amortization of deferred dry dock and special survey costs	3,100	3,169
Equity in net earnings of affiliated companies	(185)	(2,654)
Equity compensation expense	1,013	1,235
Changes in operating assets and liabilities:
Net decrease in accounts receivable	4,011	3,071
Net increase in prepaid expenses and other current assets	(5,784)	(1,455)
Net decrease in accounts payable	(762)	(1)
Increase/ (decrease) in accrued expenses	613	(1,855)
Net increase in deferred revenue	329	795
Decrease/ (increase) in amounts due from related parties	1,237	(10,399)
Payments for dry dock and special survey costs	(5,366)	(1,020)
Net cash provided by operating activities	14,426	31,254
INVESTING ACTIVITIES:
Net cash proceeds from sale of vessels	5,978	0
Deposit for option to acquire vessel	(126)	(14)
Acquisition of/ additions to vessels	(5,832)	(36,271)
Investment in affiliates	0	(14,460)
Repayments of notes receivable	2,344	2,344
Loans receivable from affiliates	(4,000)	0
Net cash used in investing activities	(1,636)	(48,401)
FINANCING ACTIVITIES:
Cash distributions paid	(6,822)	(3,420)
Net proceeds from issuance of general partner units	8	714
Proceeds from issuance of common units, net of offering costs	0	33,532
Proceeds from long-term debt	70,765	14,300
Repayment of long-term debt and financial liabilities	(96,733)	(16,723)
Deferred financing fees	(1,744)	(210)
Acquisition of treasury stock	(4,499)	0
Net cash (used in)/ provided by financing activities	(39,025)	28,193
(Decrease) /increase in cash, cash equivalents and restricted cash	(26,235)	11,046
Cash, cash equivalents and restricted cash, beginning of period	61,455	29,933
Cash, cash equivalents and restricted cash, end of period	35,220	40,979
Supplemental disclosures of cash flow information
Cash interest paid	18,724	16,850
Non cash financing activities
Equity compensation expense	1,013	1,235
Accrued deferred financing costs	206	47
Non cash investing activities
Accrued interest on loan receivable from affiliates	183	155
Accrued offering costs	0	159
Receivable from related parties (proceeds from issuance of general partner units)	$ 0	$ 64